Share capital and Other contributed capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of share capital	The Company’s Share capital at December 31, 2022 consisted of the following:

	Number of shares	Share Capital	Other Contributed Capital
Common Shares	119,098,118	30,988	514,133
Total	119,098,118	30,988	514,133

The Company’s Share capital at December 31, 2021 consisted of the following:

	Number of shares	Share Capital	Other Contributed Capital
Common Shares	119,007,062	30,964	506,008
Total	119,007,062	30,964	506,008

Summary of reconciliation of the movements in equity
The following chart shows a reconciliation of the movements in equity from December 31, 2020 through December 31, 2021 and from December 31, 2021 through December 31, 2022:

	Shares Outstanding (number)	Share Capital	Other Contributed Capital
Balance as of December 31, 2020	257,227,062	$27,224	$257,774
New Share Issuance	13,235,294	3,741	245,543
Share based remuneration program	—	—	2,691
Reverse stock split	(151,455,294)	—	—
Balance as of December 31, 2021	119,007,062	$30,965	$506,008
New Share Issuance	—	24	—
Share based remuneration program	91,056	—	8,125
Balance as of December 31, 2022	119,098,118	$30,988	$514,133